Events after the reporting period	12 Months Ended
Dec. 31, 2017
Events after the reporting period
Events after the reporting period

30.   Events after the reporting period

Biological Assets in South Africa

In January 2018, the Board of Directors of the Company authorized the potential divestiture or alternative strategic transaction of biological assets in South Africa. The Company considers these assets non-core.  Any potential transaction regarding these assets may require certain regulatory approvals, which, along with other factors, may not result in successful completion.

Acquisition of Glencore’s European manganese plants in France and Norway

On February 1, 2018, Ferroglobe completed the acquisition from a wholly-owned subsidiary of Glencore International AG ("Glencore") of a 100% interest in Glencore's manganese alloys plants in Mo i Rana (Norway) and Dunkirk (France), after receiving the necessary regulatory approvals in France, Germany and Poland. The new subsidiaries will be renamed as Ferroglobe Mangan Norge and Ferroglobe Manganèse France. Ferroglobe has completed the acquisition through its wholly-owned subsidiary Grupo FerroAtlántica.

The acquisition of the Glencore plants in France and Norway represents a unique opportunity for Ferroglobe to increase its size in the manganese alloys industry, becoming one of the world's largest producers with over half a million tons of sales of ferromanganese and silicomanganese. In 2016, the combined sales of these plants were approximately 160,000 tons of ferromanganese and 110,000 of silicomanganese. During the same year, Ferroglobe sold approximately 135,000 tons of ferromanganese and 132,000 tons of silicomanganese.

The integration of the acquired assets will allow Ferroglobe to consolidate a network of manganese alloy plants in Europe, to diversify its manganese alloy production base and to capture cost improvements through the sharing of best practices and the optimization of logistics flows. It will also provide significant advantages to our customers as Ferroglobe will be better positioned to serve multiple locations in a more agile and responsive manner.

Simultaneously with the acquisition, Glencore and Ferroglobe have entered into exclusive agency arrangements for the marketing of Ferroglobe's manganese alloys worldwide and the procurement of manganese ores to supply Ferroglobe's plants, in both cases for a period of ten years.

The acquisition price for the two facilities included an up-front payment satisfied on closing plus an earn-out payment, payable over eight and a half years, based on the annual performance of each of the acquired plants.

The initial accounting for the acquisition is incomplete as at the date these financial statements are authorized for issue. The acquisition-date fair value of the consideration transferred, the fair value of the assets acquired and liabilities assumed and the amount of goodwill arising on the acquisition will be disclosed in forthcoming periods.

New revolving credit facility

On February 27, 2018, Ferroglobe repaid $88,316 thousand of outstanding borrowings under the Amended Revolving Credit Facility and entered into a new revolving facility that provides for borrowings up to an aggregate principal amount of $250,000 thousand (the “New Revolving Credit Facility”). In addition to loans in US dollars, multicurrency borrowings under the New Revolving Credit Facility are available in Euros, Pound Sterling and any other currency approved by the administrative agent and lenders. Subject to certain exceptions, loans under the New Revolving Credit Facility may be borrowed, repaid and reborrowed at any time until the facility’s expiration date in February 27, 2021.

Ferroglobe’s obligations under the New Revolving Credit Facility are guaranteed by certain subsidiaries and borrowings are secured by certain assets of Ferroglobe and its subsidiaries.

In addition to certain affirmative and negative covenants, the New Revolving Credit Facility contains certain maintenance financial covenants, including a maximum net total leverage ratio and a minimum interest coverage ratio.